6 ACCRUED EXPENSE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued expenses	$ 241,692		$ (28,622)	$ (685,716)
Number of shares issued for payroll liabilities			350,000
Amount of payroll liabilities			$ 225,000
Payroll liabilites forgiven			600,000
Amount recorded as additional paid in capital			$ 600,000